NOVEMBER 5, 2014

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED FUND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD DISCIPLINED EQUITY FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

HARTFORD DURATION-HEDGED STRATEGIC INCOME FUND

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL ALPHA FUND

HARTFORD GLOBAL CAPITAL APPRECIATION FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD INFLATION PLUS FUND

HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

HARTFORD REAL TOTAL RETURN FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD UNCONSTRAINED BOND FUND

THE HARTFORD WORLD BOND FUND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2014

HARTFORD GLOBAL EQUITY INCOME FUND

PROSPECTUS DATED JUNE 1, 2014, AS LAST SUPPLEMENTED

AUGUST 27, 2014

HARTFORD MULTI-ASSET INCOME FUND

PROSPECTUS DATED MAY 1, 2014

THE HARTFORD CONSERVATIVE ALLOCATION FUND

HARTFORD MODERATE ALLOCATION FUND

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST

SUPPLEMENTED MAY 19, 2014

THE HARTFORD GROWTH ALLOCATION FUND

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED

MAY 30, 2014

THE HARTFORD QUALITY BOND FUND

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED

JUNE 9, 2014

THE HARTFORD GLOBAL REAL ASSET FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST

SUPPLEMENTED AUGUST 27, 2014

HARTFORD LONG/SHORT GLOBAL EQUITY FUND

PROSPECTUS DATED SEPTEMBER 1, 2014

THE HARTFORD TOTAL RETURN BOND FUND

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED

OCTOBER 1, 2014

Effective December 1, 2014, the above referenced Prospectuses are revised as follows:

1.     Under the heading “CLASSES OF SHARES – How Sales Charges Are Calculated” in the Prospectus, the third paragraph after the table is deleted in its entirety and replaced with the following:

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases of over $1 million in an amount of up to 1.00% on the first $10 million, 0.50% of the next $30 million, 0.25% of share purchases over $40 million. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

This Supplement should be retained with your Prospectus for future reference.

HV-7205	November 2014